Related Parties Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of related party transactions
Directors' fees	$ 12	$ 15
Directors' liability insurance	30	24
Consulting and Management Fees	378	531
Interest Expense	101	67
Total	$ 521	$ 637